Putnam Premier Income Trust
The fund's portfolio
4/30/24 (Unaudited)

MORTGAGE-BACKED SECURITIES (33.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.6%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$846,815	$170,927
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	5,108,527	1,156,109
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,860,060	910,929
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	9,458,661	2,192,663
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,865,498	1,120,316
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	326,027	48,126
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	7,801,152	1,545,720
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,361,221	904,866
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,055,492	154,225
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	448,537	30,039
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	179,145	4,934
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.806%, 9/25/50	7,778,292	806,376
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.756%, 12/15/47	1,318,991	128,847
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.656%, 8/15/56	4,706,415	494,174
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.656%, 7/25/50	7,291,174	644,864
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.606%, 1/25/50	4,744,483	387,159
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,619,992	274,399
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	73,325	11,830
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,479,023	394,611
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	212,113	28,659
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	7,020,733	1,550,280
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	281,280	56,936
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,656,825	476,813
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	795,683	126,999
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	592,577	81,550
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	419,668	47,031
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	14,825,604	1,985,697
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.956%, 4/25/40	579,161	49,815
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.806%, 3/25/48	2,884,605	185,192
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.756%, 6/25/48	5,160,067	477,172
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.706%, 5/25/47	6,313,590	505,087
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.706%, 10/25/41	12,829	5
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.606%, 8/25/49	2,814,420	215,648
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.556%, 11/25/49	5,520,760	471,004
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.456%, 10/25/41	1,267,276	82,855
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	1,762,164	325,057
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,027,322	710,028
Ser. 14-76, IO, 5.00%, 5/20/44	707,596	138,117
Ser. 12-146, IO, 5.00%, 12/20/42	509,280	97,878
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,400,202	463,517
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	426,168	83,005
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,293,232	272,241
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,397,019	1,500,252
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	988,302	189,450
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	875,478	171,905
Ser. 22-36, IO, 4.00%, 2/20/52	6,507,462	1,176,061
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	5,448,389	1,084,996
Ser. 20-13, Class AI, 4.00%, 3/20/46	9,384,933	1,341,064
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,956,495	349,410
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,713,340	307,325
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,104,635	146,585
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	3,757,039	543,241
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	556,863	15,544
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	452,343	73,374
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	853,767	46,231
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	434,436	65,549
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	417,681	69,739
Ser. 21-156, IO, 3.50%, 7/20/51	8,779,024	1,491,736
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,030,500	944,436
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	875,919	133,604
Ser. 13-28, IO, 3.50%, 2/20/43	293,096	40,172
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	474,667	59,723
Ser. 13-14, IO, 3.50%, 12/20/42	1,730,409	216,768
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,895,191	303,854
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,851,400	284,789
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	812,861	127,202
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	710,789	36,553
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	7,331,969	1,210,655
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	5,838,635	904,564
Ser. 17-H19, Class MI, IO, 2.081%, 4/20/67(WAC)	2,236,924	112,070
Ser. 16-H03, Class DI, IO, 2.045%, 12/20/65(WAC)	4,602,889	177,692
Ser. 15-H25, Class EI, IO, 1.862%, 10/20/65(WAC)	3,273,130	113,250
Ser. 15-H20, Class AI, IO, 1.831%, 8/20/65(WAC)	4,412,106	128,392
FRB Ser. 15-H08, Class CI, IO, 1.798%, 3/20/65(WAC)	2,919,161	79,693
Ser. 15-H23, Class BI, IO, 1.754%, 9/20/65(WAC)	4,686,889	119,047
Ser. 16-H14, IO, 1.677%, 6/20/66(WAC)	3,242,975	78,354
Ser. 16-H24, Class CI, IO, 1.675%, 10/20/66(WAC)	3,420,079	90,290
Ser. 13-H08, Class CI, IO, 1.63%, 2/20/63(WAC)	2,383,709	74,848
Ser. 14-H21, Class BI, IO, 1.547%, 10/20/64(WAC)	4,870,631	131,020
Ser. 17-H06, Class BI, IO, 1.33%, 2/20/67(WAC)	4,947,521	147,077
Ser. 17-H08, Class NI, IO, 1.29%, 3/20/67(WAC)	6,248,343	219,942
Ser. 18-H02, Class EI, IO, 1.279%, 1/20/68(WAC)	7,944,294	382,430
Ser. 18-H03, Class XI, IO, 1.253%, 2/20/68(WAC)	5,479,100	255,326
Ser. 18-H05, Class AI, IO, 1.236%, 2/20/68(WAC)	3,423,710	155,779
Ser. 18-H05, Class BI, IO, 1.232%, 2/20/68(WAC)	5,498,719	247,046
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.12%, 2/20/53	14,797,011	916,950
Ser. 17-H12, Class QI, IO, 1.09%, 5/20/67(WAC)	3,973,752	138,724
Ser. 16-H18, Class QI, IO, 1.047%, 6/20/66(WAC)	2,944,666	149,424
Ser. 17-H02, Class BI, IO, 0.969%, 1/20/67(WAC)	3,172,230	100,918
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 6/20/51	10,159,233	1,031,772
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 5/20/51	6,402,762	656,740
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 4/20/51	12,898,723	1,078,166
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 4/20/51	4,395,909	440,148
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.87%, 9/20/50	5,796,359	574,066
Ser. 16-H22, Class AI, IO, 0.794%, 10/20/66(WAC)	4,863,165	175,409
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.766%, 11/20/47	6,879,633	656,746
Ser. 16-H23, Class NI, IO, 0.755%, 10/20/66(WAC)	13,001,620	531,766
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.75%, 4/20/44	3,432,539	292,186
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.72%, 7/20/50	3,440,809	387,166
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.72%, 1/20/49	2,926,730	249,445
Ser. 16-H16, Class EI, IO, 0.679%, 6/20/66(WAC)	3,433,435	126,350
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 5/20/50	4,253,990	379,750
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 4/20/50	5,407,867	517,501
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 8/20/49	4,230,090	375,421
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 7/20/49	3,773,902	321,952
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.67%, 7/20/49	4,748,536	385,865
Ser. 17-H11, Class DI, IO, 0.62%, 5/20/67(WAC)	4,370,705	224,888
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.62%, 12/20/49	2,563,469	213,566
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.62%, 9/20/49	4,136,290	355,504
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.57%, 8/20/43	4,664,444	327,957
Ser. 15-H20, Class CI, IO, 0.533%, 8/20/65(WAC)	4,921,568	263,304
Ser. 17-H16, Class JI, IO, 0.49%, 8/20/67(WAC)	11,748,357	558,396
Ser. 16-H03, Class AI, IO, 0.462%, 1/20/66(WAC)	11,133,961	374,157
Ser. 18-H15, Class KI, IO, 0.431%, 8/20/68(WAC)	4,454,888	182,769
Ser. 15-H24, Class AI, IO, 0.403%, 9/20/65(WAC)	4,042,399	118,495
Ser. 16-H17, Class KI, IO, 0.388%, 7/20/66(WAC)	2,137,636	94,192
Ser. 15-H15, Class BI, IO, 0.34%, 6/20/65(WAC)	2,473,954	97,969
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.17%, 8/20/44	1,510,879	95,643
Ser. 16-H10, Class AI, IO, 0.16%, 4/20/66(WAC)	8,809,100	166,263
Ser. 16-H09, Class BI, IO, 0.145%, 4/20/66(WAC)	5,800,160	276,088
Ser. 17-H09, IO, 0.077%, 4/20/67(WAC)	6,565,997	186,067
Ser. 16-H06, Class DI, IO, 0.063%, 7/20/65(WAC)	8,751,721	221,331
Ser. 15-H10, Class BI, IO, 0.054%, 4/20/65(WAC)	3,081,860	132,212
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67(WAC)	10,039,808	268,311
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	5,321,804	97,272

		48,899,587
Commercial mortgage-backed securities (7.3%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	476,134
CD Commercial Mortgage Trust 144A Ser. 19-CD8, Class D, 3.00%, 8/15/57	814,000	417,712
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,068,000	923,680
Citigroup Commercial Mortgage Trust 144A Ser. 15-GC27, Class E, 3.00%, 2/10/48	886,000	671,661
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.057%, 4/10/47(WAC)	912,000	847,314
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	461,000	450,975
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	396,726	353,086
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	906,000	837,335
FRB Ser. 15-CR26, Class D, 3.613%, 10/10/48(WAC)	658,000	515,313
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.112%, 11/10/46(WAC)	1,081,000	648,011
FRB Ser. 14-CR17, Class D, 4.889%, 5/10/47(WAC)	617,000	527,074
FRB Ser. 14-UBS3, Class D, 4.842%, 6/10/47(WAC)	481,000	219,167
FRB Ser. 14-CR19, Class D, 4.763%, 8/10/47(WAC)	507,000	465,540
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default)(NON)(WAC)	395,189	20,512
FRB Ser. 18-COR3, Class D, 2.961%, 5/10/51(WAC)	672,000	382,917
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.464%, 9/9/24	511,000	514,118
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44(WAC)	452,934	425,301
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.33%, 11/25/51	1,746,000	1,711,313
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	15,231,865	752,948
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	1,016,000	937,975
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.648%, 9/10/47(WAC)	1,059,000	581,988
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.793%, 2/15/47(WAC)	513,000	418,199
FRB Ser. 14-C19, Class C19, 4.776%, 4/15/47(WAC)	190,810	189,375
FRB Ser. C14, Class D, 4.248%, 8/15/46(WAC)	632,000	415,890
FRB Ser. 14-C23, Class D, 4.131%, 9/15/47(WAC)	287,000	259,317
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.529%, 9/15/50(WAC)	577,000	412,555
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.899%, 6/15/51(WAC)	559,000	443,737
Ser. 18-C8, Class B, 4.522%, 6/15/51	504,000	437,701
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	567,000	419,997
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46(WAC)	574,000	243,769
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46(WAC)	1,113,000	266,952
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	432,000	389,123
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	1,390,000	346,373
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 15-C22, Class C, 4.339%, 4/15/48(WAC)	1,227,000	1,126,011
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.214%, 10/15/46(WAC)	929,000	775,925
FRB Ser. 12-C6, Class E, 4.536%, 11/15/45(WAC)	619,000	296,731
FRB Ser. 13-C10, Class F, 4.117%, 7/15/46(WAC)	1,988,000	123,483
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	384,505	317,073
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51(WAC)	576,000	501,233
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.195%, 3/25/50	1,537,562	1,514,507
FRB Ser. 19-01, Class M10, 8.695%, 10/25/49	1,166,066	1,147,168
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.784%, 6/25/37	748,765	749,755
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	11
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.531%, 8/15/50(WAC)	498,000	409,297
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48(WAC)	559,000	514,506
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58(WAC)	265,000	225,473
FRB Ser. 13-LC12, Class D, 4.084%, 7/15/46(WAC)	356,000	71,616
Ser. 14-LC16, Class D, 3.938%, 8/15/50	786,209	51,929
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	365,000	347,766
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45(WAC)	537,000	496,852
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	1,440,000	573,979

		26,166,377
Residential mortgage-backed securities (non-agency) (12.7%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,794,649	1,774,726
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.621%, 5/25/47	613,300	360,118
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.931%, 1/25/36	101,862	91,858
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.611%, 11/25/47	470,319	351,149
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.781%, 3/25/37	1,527,563	1,241,814
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.131%, 9/25/35	394,828	338,162
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.09%, 11/20/35	1,026,154	904,365
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.049%, 8/25/46	191,530	163,619
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	310,646	259,455
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.811%, 8/25/46	492,682	436,470
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.811%, 8/25/46	2,492,880	2,080,116
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.641%, 4/25/47	359,256	288,676
FRB Ser. 06-OA7, Class 1A1, 3.463%, 6/25/46(WAC)	847,951	752,007
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (US 30 Day Average SOFR + 11.36%), 16.695%, 12/25/28	480,897	553,372
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.945%, 5/25/28	825,914	907,970
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.445%, 7/25/28	2,789,321	3,094,654
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.795%, 4/25/28	1,280,931	1,396,400
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.645%, 10/25/27	727,011	774,426
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.995%, 12/25/27	1,097,181	1,154,529
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.695%, 2/25/49	254,000	323,680
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.83%, 10/25/50	491,000	682,567
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.695%, 4/25/49	298,000	370,150
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.445%, 10/25/48	1,619,000	2,056,972
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.195%, 1/25/49	315,000	396,733
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.945%, 3/25/49	252,000	304,217
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.445%, 8/25/50	966,000	1,299,270
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.445%, 7/25/50	1,027,000	1,376,255
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.195%, 9/25/48	389,000	458,387
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.045%, 3/25/50	625,000	737,433
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.58%, 10/25/33	299,000	348,302
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.695%, 9/25/50	718,340	799,503
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.13%, 10/25/50	900,000	1,025,438
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.08%, 2/25/42	450,000	472,500
Structured Agency Credit Risk Debt FRN Class M1B, (US 30 Day Average SOFR + 3.35%), 8.68%, 6/25/43	700,000	740,250
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	628,841
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	879,000	826,594
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	310,747
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.195%, 10/25/28	238,700	280,459
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.695%, 9/25/28	2,297,900	2,670,641
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.195%, 10/25/28	1,286,295	1,488,176
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.195%, 8/25/28	831,884	953,349
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.195%, 1/25/29	268,611	309,277
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.695%, 1/25/29	266,539	304,779
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.695%, 4/25/29	395,863	450,771
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.83%, 1/25/42	402,000	422,603
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.545%, 9/25/31	531,376	568,131
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.695%, 1/25/40	459,000	476,070
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.33%, 1/25/42	1,640,000	1,683,050
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.895%, 7/25/31	3,547	3,555
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.741%, 5/25/37	519,734	284,563
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.953%, 5/19/35	401,042	121,348
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.48%, 1/25/34 (Bermuda)	300,000	302,557
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	786,000	776,141
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.862%, 2/26/37	403,094	340,594
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.226%, 8/25/35	72,375	67,650
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	928,000	919,001
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.791%, 1/25/37	513,233	436,685
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A2, 5.105%, 6/25/24	900,000	876,192
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	1,033,000	890,123
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	815,000	649,453
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.411%, 10/25/45	219,512	204,286

		45,561,179

Total mortgage-backed securities (cost $133,731,291)		$120,627,143

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 5/1/54	$11,000,000	$10,789,376
5.50%, 5/20/49	38,399	38,357
5.00%, 5/20/49	116,384	112,578
4.50%, TBA, 5/1/54	12,000,000	11,179,312
4.50%, with due dates from 10/20/49 to 1/20/50	120,978	113,929
4.00%, TBA, 5/1/54	8,000,000	7,249,950
4.00%, with due dates from 8/20/49 to 12/20/49	74,770	68,151
3.50%, with due dates from 8/20/49 to 3/20/50	482,228	424,890

		29,976,543
U.S. Government Agency Mortgage Obligations (23.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	122,953	117,672
Uniform Mortgage-Backed Securities
6.50%, TBA, 5/1/54	33,000,000	33,264,257
6.00%, TBA, 5/1/54	46,000,000	45,599,299
3.00%, TBA, 5/1/54	2,000,000	1,652,266
2.50%, TBA, 5/1/54	3,000,000	2,374,570

		83,008,064

Total U.S. government and agency mortgage obligations (cost $114,491,077)		$112,984,607

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
5.00%, 10/31/25(i)	$30,000	$29,932
1.625%, 5/15/31(i)	95,000	78,457
0.25%, 5/31/25(i)	129,000	122,397

Total U.S. treasury obligations (cost $230,786)		$230,786

CORPORATE BONDS AND NOTES (20.9%)(a)
		Principal amount	Value
Basic materials (2.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$515,000	$544,202
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		565,000	526,097
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		570,000	522,797
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		530,000	524,501
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		595,000	525,011
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	650,000	638,672
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$440,000	437,800
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		545,000	533,469
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,100,000	950,125
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		560,000	594,226
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		615,000	539,281
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		440,000	461,450
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		510,000	515,738

			7,313,369
Capital goods (1.4%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		1,150,000	1,217,563
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		303,000	276,160
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		120,000	120,477
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	530,000	559,395
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$581,000	535,967
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		210,000	176,243
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		580,000	538,121
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		497,000	513,774
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		198,000	178,945
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		206,000	222,793
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		420,000	422,856
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		145,000	144,754

			4,907,048
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		910,000	846,356
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		910,000	868,717
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		1,001,000	787,221
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		655,000	536,977
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		1,820,000	1,651,583
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	610,000	559,892

			5,250,746
Consumer cyclicals (4.7%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$420,000	429,739
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		985,000	978,449
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		585,000	518,021
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		509,000	512,575
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		568,000	615,864
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		595,000	552,514
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		445,000	434,988
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		640,000	537,068
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	560,000	577,002
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$620,000	523,979
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		610,000	542,900
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	698,547
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$1,180,000	1,190,097
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		615,000	538,899
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		585,000	530,974
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		600,000	556,424
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		265,000	250,127
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		590,000	531,380
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		565,000	537,752
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		635,000	531,894
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		490,000	523,299
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		50,000	49,289
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	560,000	563,173
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$625,000	547,835
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,301,000	1,211,456
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		316,000	302,596
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	1,310,000	1,350,719
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	100,000	104,461
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$690,000	528,481
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		155,000	156,744

			16,927,246
Consumer staples (1.3%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		600,000	529,421
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		559,000	530,761
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	410,000	430,788
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	245,000	257,422
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$550,000	534,189
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		244,000	212,213
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	510,000	559,882
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$610,000	528,264
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		564,000	525,451
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		560,000	527,003

			4,635,394
Energy (3.3%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		555,000	527,673
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		1,155,000	1,225,157
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,570,000	1,606,897
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		543,000	550,017
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		700,000	757,184
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		590,000	532,471
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		550,000	531,781
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		443,000	442,604
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		683,000	673,923
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	297,768
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		330,000	323,322
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		790,000	623,324
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		425,000	347,527
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		600,000	562,681
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		571,000	526,323
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		541,000	536,602
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		560,000	537,144
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		1,170,000	1,200,668

			11,803,066
Financials (2.7%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		1,000,000	1,002,396
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		455,000	449,302
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		905,000	921,136
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		955,000	974,971
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		570,000	567,180
Credit Suisse AG sr. unsec. unsub. notes 7.50%, 2/15/28		265,000	280,577
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	215,302
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	198,675
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		290,000	272,379
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		420,000	431,616
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		1,810,000	1,831,281
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		895,000	880,823
Protective Life Global Funding 144A 5.467%, 12/8/28		585,000	582,373
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		325,000	323,697
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		375,000	368,786
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		450,000	448,563

			9,749,057
Health care (1.5%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		603,000	524,610
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		120,000	107,400
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		525,000	523,655
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		635,000	578,331
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		955,000	1,005,006
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		615,000	529,800
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		1,190,000	1,192,360
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		989,000	1,066,884

			5,528,046
Technology (0.7%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		455,000	436,637
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		598,000	550,636
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		585,000	537,563
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		339,000	380,275
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		605,000	537,042

			2,442,153
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	500,000	598,694

			598,694
Utilities and power (1.6%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$500,000	523,125
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		325,000	316,971
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		530,000	555,043
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,220,000	1,221,525
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		535,000	581,144
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		325,000	321,996
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		555,000	541,488
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		590,000	552,413
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		570,000	568,249
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		160,000	159,200
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		590,000	537,151

			5,878,305

Total corporate bonds and notes (cost $74,973,562)			$75,033,124

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.5%)(a)
		Principal amount	Value
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		$1,010,000	$463,368
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		840,000	485,948
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	403,715
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	690,000	621,399
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$850,000	801,125
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		2,360,000	2,256,624
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		430,000	410,722
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		1,280,000	1,247,010
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,240,000	1,249,856
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		710,000	705,445
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	2,060,000	1,827,118
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$715,000	716,508
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,319,453
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		930,000	835,838
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		810,000	639,900
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		1,480,000	1,454,100
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		530,000	516,047
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,231,698
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		710,000	710,000
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	645,713
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		1,610,000	1,636,163
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		970,000	818,438
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		910,000	939,275
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		1,170,000	1,143,090
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	950,000
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		830,000	828,963
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,340,000	1,232,800
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	709,500
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		2,670,000	2,164,640
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,703,619

Total foreign government and agency bonds and notes (cost $30,901,442)			$30,668,075

SENIOR LOANS (6.0%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.178%, 4/3/28 (Netherlands)	EUR	440,000	$470,611
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.569%, 3/26/29		$458,830	458,871

			929,482
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.673%, 3/17/30		983,184	985,642
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.813%, 9/22/28		274,313	275,026
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.816%, 5/31/30		348,757	349,786
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.68%, 6/15/28		443,859	443,801
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30		294,532	295,642
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.559%, 2/28/31		267,330	268,782

			2,618,679
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.936%, 4/15/27		463,789	389,875
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.68%, 8/2/29		547,618	547,410

			937,285
Consumer cyclicals (1.7%)
APi Group DE, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.93%, 1/3/29		200,000	200,518
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.066%, 10/19/27		1,037,347	1,040,459
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.579%, 3/1/28		194,509	194,752
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.066%, 1/24/31		495,000	495,248
Carnival Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.067%, 10/18/28		802,768	805,281
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.559%, 11/18/30		239,400	239,613
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.428%, 10/27/28		521,929	489,366
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.824%, 2/25/29		443,871	440,226
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29		351,113	329,267
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.166%, 1/29/28		1,346,782	1,325,907
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.813%, 3/24/31		200,000	200,666
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27		162,000	1,620
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.556%, 4/4/29		458,835	458,762
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.566%, 3/7/31		105,000	104,953

			6,326,638
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.166%, 12/15/27		591,294	591,974

			591,974
Energy (0.4%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.302%, 12/31/30		1,525,605	1,529,572

			1,529,572
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.819%, 11/6/30		438,897	440,482
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.066%, 1/20/31		445,000	445,187

			885,669
Health care (0.8%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.316%, 9/29/28		276,306	276,825
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.669%, 5/5/27		179,543	178,310
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.316%, 5/6/31		260,000	258,375
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.068%, 10/23/28		404,311	405,204
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.571%, 3/10/31		395,000	395,249
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.566%, 2/13/31		460,000	456,476
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.68%, 8/11/28		565,671	567,147
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.316%, 10/31/29		390,000	391,950

			2,929,536
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.159%, 10/16/27		530,906	531,437
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.816%, 8/19/30		200,000	199,834
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29		538,192	537,966
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.068%, 1/18/29		440,000	440,673
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 12/1/27		453,863	456,132
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.68%, 6/9/28		525,964	528,100
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31		460,000	461,992

			3,156,134
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28		951,111	988,262
Genesee & Wyoming, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.318%, 4/5/31		300,000	300,018
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.048%, 2/14/31		375,000	375,506

			1,663,786

Total senior loans (cost $21,711,381)			$21,568,755

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$153,000	$222,692
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	51,000	55,463
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	69,000	92,150
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	146,444
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	178,000	201,193

		717,942
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	100,000	81,700
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	90,000	165,096
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	140,000	196,700
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	182,000	150,605
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	220,000	218,680
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	213,000	221,005
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	270,000	292,518
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	88,000	107,976
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	91,000	106,807
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	122,000	82,838
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	158,000	140,162

		1,764,087
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	93,000	85,467
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	77,000	78,569
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	266,000	209,076
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	100,000	102,764
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	137,000	123,643
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	198,000	221,958
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	176,000	193,899
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	221,000	253,929

		1,269,305
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	100,450
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	157,000	193,628

		294,078
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	243,000	272,427

		272,427
Health care (0.3%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	139,000	127,574
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	109,000	106,221
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	78,000	77,189
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	97,000	85,389
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	312,000	316,356
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	273,000	236,691
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	130,000	133,556
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	119,000	165,410
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	100,000	112,755
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	95,000	99,370
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	45,000	51,467

		1,511,978
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	236,000	239,422
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	113,000	141,069
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	161,000	146,913
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	60,000	85,530
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	132,000	120,210
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	144,000	153,720
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	36,000	37,513
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	88,000	189,772
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	79,000	124,006
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	217,000	189,977
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	42,000	74,517
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	260,000	235,430
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	194,000	187,210
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	21,000	61,373
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	103,000	107,584
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	151,766
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	105,000	105,263
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	108,000	105,138
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	231,000	276,276
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	170,000	138,210
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	152,000	155,116
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	199,000	208,552
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	182,000	104,559
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	207,000	185,058
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	51,000	64,566

		3,588,750
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	112,000	109,536
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	165,000	295,350
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	107,000	107,161
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	130,000	129,870

		641,917

Total convertible bonds and notes (cost $10,490,604)		$10,060,484

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.681%, 10/22/24	$1,286,000	$1,281,340
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.431%, 10/22/24	1,086,000	1,084,643

Total asset-backed securities (cost $2,237,744)		$2,365,983

SHORT-TERM INVESTMENTS (26.2%)(a)
		Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 5.374%, 5/14/24		$1,750,000	$1,746,365
BNP Paribas SA/New York, NY commercial paper 5.423%, 8/2/24 (France)		1,750,000	1,725,703
BPCE SA commercial paper 5.412%, 8/13/24 (France)		1,750,000	1,722,846
Chariot Funding, LLC asset-backed commercial paper 5.370%, 5/10/24		1,750,000	1,747,406
Gotham Funding Corp. asset-backed commercial paper 5.450%, 7/12/24 (Japan)		1,750,000	1,730,893
ING (U.S.) Funding, LLC commercial paper 5.418%, 7/19/24		1,750,000	1,729,000
Manhattan Asset Funding Co., LLC asset-backed commercial paper 5.426%, 7/8/24 (Japan)		1,750,000	1,731,854
Putnam Government Money Market Fund Class P 5.04%(AFF)	Shares	39,360,232	39,360,232
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	29,659,170	29,659,170
Sheffield Receivables Co., LLC asset-backed commercial paper 5.385%, 5/3/24 (United Kingdom)		$1,750,000	1,749,224
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	3,262,000	3,262,000
Thunder Bay Funding, LLC asset-backed commercial paper 5.432%, 7/9/24		$1,750,000	1,731,727
Toronto-Dominion Bank (The) commercial paper 5.411%, 7/22/24 (Canada)		1,750,000	1,728,401
Totalenergies Capital SA commercial paper 5.374%, 5/23/24 (France)		1,750,000	1,744,014
U.S. Treasury Bills 5.384%, 5/23/24(SEGSF)(SEGTBA)		700,000	697,741
U.S. Treasury Bills 5.384%, 7/23/24(SEG)(SEGSF)(SEGTBA)		2,037,000	2,012,320

Total short-term investments (cost $94,082,412)			$94,078,896
TOTAL INVESTMENTS

Total investments (cost $482,850,299)			$467,617,853

	FORWARD CURRENCY CONTRACTS at 4/30/24 (aggregate face value $27,960,210) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	7/17/24	$436	$446	$10
		Euro	Sell	6/20/24	947,636	965,617	17,981
		Japanese Yen	Buy	5/16/24	937,334	1,008,189	(70,855)
		New Zealand Dollar	Sell	7/17/24	25,632	26,255	623
		Norwegian Krone	Sell	6/20/24	37,278	39,315	2,037
		Swedish Krona	Sell	6/20/24	350,313	373,932	23,619
	Barclays Bank PLC
		Canadian Dollar	Sell	7/17/24	132,739	135,561	2,822
		Euro	Sell	6/20/24	103,618	105,585	1,967
		Norwegian Krone	Sell	6/20/24	24,984	26,346	1,362
		Swiss Franc	Buy	6/20/24	191,077	199,302	(8,225)
	Citibank, N.A.
		Australian Dollar	Sell	7/17/24	707,340	721,428	14,088
		Euro	Sell	6/20/24	1,202,456	1,225,176	22,720
		Norwegian Krone	Sell	6/20/24	211,195	222,662	11,467
		Swedish Krona	Sell	6/20/24	670,252	715,391	45,139
	Goldman Sachs International
		Canadian Dollar	Sell	7/17/24	14,401	14,704	303
		Swiss Franc	Buy	6/20/24	735,104	766,858	(31,754)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/17/24	903,928	921,800	17,872
		British Pound	Sell	6/20/24	420,706	427,344	6,638
		Canadian Dollar	Sell	7/17/24	38,912	39,734	822
		Euro	Sell	6/20/24	1,520,581	1,549,875	29,294
		Norwegian Krone	Sell	6/20/24	35,070	36,968	1,898
		Swedish Krona	Sell	6/20/24	107,025	114,204	7,179
		Swiss Franc	Buy	6/20/24	53,703	56,016	(2,313)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/20/24	947,150	962,095	14,945
		Canadian Dollar	Sell	7/17/24	313,700	320,336	6,636
		Euro	Sell	6/20/24	96,988	98,823	1,835
		Norwegian Krone	Sell	6/20/24	20,280	21,376	1,096
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/17/24	888,931	906,501	17,570
		Euro	Sell	6/20/24	1,550,735	1,580,411	29,676
		New Zealand Dollar	Sell	7/17/24	963,838	987,824	23,986
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	9,933	9,872	61
		Euro	Buy	6/20/24	37,426	38,364	(938)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/17/24	32,072	32,706	634
		Euro	Sell	6/20/24	3,593,788	3,665,008	71,220
		New Zealand Dollar	Sell	7/17/24	45,019	46,126	1,107
		Norwegian Krone	Sell	6/20/24	611,576	644,601	33,025
		Swedish Krona	Sell	6/20/24	291,139	310,721	19,582
	Toronto-Dominion Bank
		British Pound	Sell	6/20/24	106,864	108,563	1,699
		Canadian Dollar	Sell	7/17/24	795,923	812,692	16,769
		Euro	Sell	6/20/24	2,913,911	2,969,185	55,274
		Japanese Yen	Buy	5/16/24	8,684	9,347	(663)
		Norwegian Krone	Sell	6/20/24	438,335	462,288	23,953
	UBS AG
		Australian Dollar	Sell	7/17/24	31,293	31,914	621
		Canadian Dollar	Sell	7/17/24	1,349,934	1,378,454	28,520
		Euro	Sell	6/20/24	598,501	610,613	12,112
		Japanese Yen	Buy	5/16/24	1,669,462	1,795,305	(125,843)
		New Zealand Dollar	Sell	7/17/24	98,169	100,619	2,450
		Swedish Krona	Sell	6/20/24	11,913	12,715	802
	WestPac Banking Corp.
		Euro	Sell	6/20/24	214,293	218,365	4,072
		New Zealand Dollar	Sell	7/17/24	129,458	132,678	3,220

	Unrealized appreciation						578,706

	Unrealized (depreciation)						(240,591)

	Total						$338,115
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
Euro-Bobl 5 yr (Short)	63	$7,828,008	$7,828,012	Jun-24	$90,042
U.S. Treasury Note 2 yr (Short)	435	88,155,469	88,155,469	Jun-24	861,122
U.S. Treasury Note Ultra 10 yr (Short)	30	3,306,563	3,306,563	Jun-24	109,385

Unrealized appreciation					1,060,549

Unrealized (depreciation)					—

Total					$1,060,549

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		$28,198,500	$(143,812)	$(21,431)
5.00/US SOFR/Apr-37 (Written)	Apr-27/5.00		22,452,500	630,680	(81,952)
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		21,541,500	2,213,955	(642,585)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		21,541,500	2,213,955	834,302
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925		12,988,300	733,839	(103,387)
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925		12,988,300	733,839	80,138
(4.00)/US SOFR/Apr-37 (Purchased)	Apr-27/4.00		11,226,300	(623,284)	68,817
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735		11,033,900	(855,127)	(152,820)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		6,120,400	(658,857)	(3,366)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		6,120,400	(629,260)	(54,961)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(1,513,967)	334,334
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(101,827)	(46,315)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	(238,649)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	475,221
3.575/US SOFR/Apr-56 (Written)	Apr-26/3.575		1,421,800	126,327	(37,777)
(3.575)/US SOFR/Apr-56 (Written)	Apr-26/3.575		1,421,800	126,327	29,346
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		39,734,000	(2,634,364)	(138,672)
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		32,618,500	(1,380,089)	652
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		50,841,300	(513,497)	(477,400)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		50,841,300	(499,516)	861,760
(4.0325)/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325		11,412,000	(401,132)	56,718
4.0325/US SOFR/Apr-35 (Purchased)	Apr-25/4.0325		11,412,000	(401,132)	(76,232)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45		8,393,300	(372,663)	(86,619)
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95		8,393,300	(390,708)	129,341
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		4,460,100	258,017	(27,028)
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		4,460,100	258,017	29,660
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(1,040,302)	192,119
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(371,600)	(76,946)
Deutsche Bank AG
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	1,982
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	1,049,200	147,524	(5,173)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		$10,227,100	712,318	330,847
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	(333,199)
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(12,133)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(122,629)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$33,635,600	(1,960,955)	(415,063)
JPMorgan Chase Bank N.A.
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(252,460)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	682,260
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(129,423)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	481,471
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(89,513)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	384,584
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(109,385)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	443,502
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	12,962,000	(324,787)	31,124
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	12,962,000	(257,878)	(4,150)
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	410,719	(15,680)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	4,930,500	410,719	7,788
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$24,864,400	1,755,427	364,512
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		24,864,400	1,864,830	(558,454)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	(413,938)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	324,058
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	(349,369)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	312,030
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	80,871
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	(89,686)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		2,111,100	(554,039)	5,214
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		2,111,100	(533,263)	(36,712)
Morgan Stanley & Co. International PLC
(2.79)/6 month EUR-EURIBOR/Oct-44 (Purchased)	Oct-24/2.79	EUR	16,056,800	(328,884)	180,440
2.515/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	11,176,900	615,007	(134,428)
(2.515)/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	11,176,900	615,007	97,452
(3.19)/6 month EUR-EURIBOR/Feb-44 (Purchased)	Feb-34/3.19	EUR	7,980,900	(561,288)	(14,735)
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48		$1,209,700	(75,075)	(13,875)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(210,086)	62,762
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(52,764)	(17,826)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	268,331
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(103,610)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(47,917)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	78,487
4.815/US SOFR/Mar-39 (Written)	Mar-29/4.815		$14,891,700	616,516	(104,540)

Unrealized appreciation					7,230,123

Unrealized (depreciation)					(5,640,038)

Total					$1,590,085

TBA SALE COMMITMENTS OUTSTANDING at 4/30/24 (proceeds receivable $21,562,891) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 5/1/54	$1,000,000	5/20/24	$881,113
Uniform Mortgage-Backed Securities, 5.50%, 5/1/54	2,000,000	5/13/24	1,942,266
Uniform Mortgage-Backed Securities, 4.50%, 5/1/54	12,000,000	5/13/24	11,060,625
Uniform Mortgage-Backed Securities, 4.00%, 5/1/54	8,000,000	5/13/24	7,151,250

Total			$21,035,254

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized depreciation
	JPMorgan Chase Bank N.A.
	MYR	17,550,000	$30,191	(E)	$574	6/19/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	3.645% — Quarterly	$(29,617)

	Upfront premium received				574		Unrealized appreciation		—

	Upfront premium (paid)				—		Unrealized (depreciation)		(29,617)

			Total		$574			Total	$(29,617)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$11,976,200	$490,545	(E)	$(407)	12/13/57	US SOFR— Annually	3.524% — Annually	$(490,952)
		20,456,400	390,308	(E)	(399)	11/27/39	3.869% — Annually	US SOFR — Annually	389,909
		4,305,900	119,316	(E)	(65)	3/18/36	3.757% — Annually	US SOFR — Annually	119,252
		4,575,000	174,491	(E)	(156)	2/20/59	3.485% — Annually	US SOFR — Annually	174,335
		64,167,800	678,254		(241)	3/18/26	US SOFR — Annually	4.413% — Annually	(721,948)
		55,447,000	1,063,473	(E)	488,110	6/20/29	4.00% — Annually	US SOFR — Annually	1,551,584
		153,659,000	1,982,201	(E)	(90,501)	6/20/26	4.20% — Annually	US SOFR — Annually	1,891,700
		69,371,000	2,703,388	(E)	(652,491)	6/20/34	3.80% — Annually	US SOFR — Annually	2,050,878
		6,019,000	422,534	(E)	(78,361)	6/20/54	US SOFR — Annually	3.60% — Annually	(500,895)
		14,746,000	176,362	(E)	(66,443)	6/20/26	4.25% — Annually	US SOFR — Annually	109,919
		318,515,000	5,411,570	(E)	(453,339)	6/20/29	US SOFR — Annually	4.05% — Annually	(5,864,909)
		5,868,000	205,263	(E)	41,682	6/20/34	3.85% — Annually	US SOFR — Annually	246,945
		20,429,000	1,261,082	(E)	(66,118)	6/20/54	3.65% — Annually	US SOFR — Annually	1,194,964
		3,176,900	71,766	(E)	(48)	3/21/39	3.815% — Annually	US SOFR — Annually	71,719
		14,981,600	453,044		(198)	3/27/34	US SOFR — Annually	3.932% — Annually	(473,590)
	AUD	1,368,400	7,473	(E)	(18)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW— Semiannually	7,455
	AUD	22,394,000	134,623		(118)	2/15/29	6 month AUD-BBR-BBSW— Semiannually	4.226% — Semiannually	(143,078)
	AUD	3,424,000	18,011	(E)	(2,110)	6/19/26	3 month AUD-BBR-BBSW— Quarterly	3.91% — Quarterly	(20,121)
	AUD	3,032,200	69,122	(E)	4,359	6/19/34	6 month AUD-BBR-BBSW— Semiannually	4.26% — Semiannually	(64,763)
	AUD	3,068,800	3,777	(E)	(38)		5.092% — Semiannually	6 month AUD-BBR-BBSW— Semiannually	3,739
	BRL	100,000	676		679	1/2/29	Brazil Cetip Interbank Deposit Rate— At maturity	0.00% — At maturity	(1,604)
	CAD	4,484,000	124,750	(E)	(6,456)	6/19/34	3.34% — Semiannually	CANADIAN OVERNIGHT REPO RATE — Semiannually	118,294
	CAD	3,048,000	8,878	(E)	(7,754)	6/19/26	CANADIAN OVERNIGHT REPO RATE — Semiannually	4.12% — Semiannually	(16,632)
	CHF	4,845,000	39,424	(E)	10,431	6/19/34	Swiss Average Rate Overnight — Annually	1.14% — Annually	(28,994)
	CLP	1,440,360,000	25,610	(E)	(372)	6/19/29	4.84% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	25,238
	CNY	52,440,000	7,604	(E)	(938)	6/19/29	China Fixing Repo Rates 7 Day — Quarterly	2.12% — Quarterly	(8,542)
	COP	813,800,000	7,790	(E)	(12,326)	6/19/29	7.25% — Quarterly	Colombia IBR Overnight Rate— Quarterly	(4,537)
	CZK	39,190,000	63,867	(E)	(63,521)	6/19/29	3.28% — Annually	6 month CZK-PRIBOR — Semiannually	345
	EUR	28,513,100	268,690		(624,055)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(388,289)
	EUR	1,685,500	3,795	(E)	(58)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	(3,854)
	EUR	2,747,500	2,199	(E)	(58)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	2,141
	EUR	4,117,100	105,099	(E)	2,607	6/19/34	2.57% — Annually	6 month EUR-EURIBOR— Semiannually	107,706
	EUR	5,120,000	52,674	(E)	5,354	6/19/29	2.72% — Annually	6 month EUR-EURIBOR— Semiannually	58,028
	EUR	14,118,000	158,954	(E)	33,412	6/19/29	2.70% — Annually	6 month EUR-EURIBOR— Semiannually	192,366
	EUR	4,624,400	145,390	(E)	(161)		6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(145,551)
	GBP	917,000	37,744	(E)	6,796	6/19/34	Sterling Overnight Index Average — Annually	3.65% — Annually	(30,947)
	GBP	2,847,000	14,906	(E)	(11,342)	6/19/26	Sterling Overnight Index Average — Annually	4.45% — Annually	(26,248)
	HUF	228,520,000	29,732	(E)	(530)	6/19/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	5.72% — Annually	(30,262)
	ILS	5,960,000	46,178	(E)	(1,406)	6/19/29	ISRAEILI SHEKEL 3 MONTH TELIBOR— Quarterly	3.74% — Annually	(47,584)
	INR	192,100,000	29,977	(E)	20,085	6/19/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.285% — Semiannually	(9,893)
	KRW	3,335,480,000	33,714	(E)	(26,889)	6/19/29	3.215% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG— Quarterly	6,825
	MXN	42,270,000	89,076	(E)	72,821	6/19/29	Mexico Interbank TIIE 28 Day — 28 Days	8.75% — 28 Days	(16,256)
	NOK	65,572,000	222,184	(E)	26,702	6/19/34	3.57% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	248,886
	NZD	1,023,000	18,753	(E)	(970)	6/19/34	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	(19,723)
	PLN	4,070,000	18,201	(E)	869	6/19/29	6 month WIBOR — Semiannually	4.82% — Annually	(17,331)
	SEK	60,024,000	165,959	(E)	(13,978)	6/19/34	2.52% — Annually	3 month SEK-STIBOR-SIDE— Quarterly	151,981
	SGD	4,680,000	53,792	(E)	15,007	6/19/29	Compounded Singapore Overnight Rate Average— Annually	2.912% — Annually	(38,786)
	THB	98,970,000	60,915	(E)	5,951	6/19/29	Thailand Overnight Repo Rate ON — Quarterly	2.15% — Quarterly	(54,964)
	ZAR	99,510,000	121,974	(E)	82,114	6/19/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.38% — Quarterly	(39,861)

	Total				$(1,364,886)				$(485,905)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,249,258	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(87,677)
2,285,366	2,099,382	—	7/17/24	3.825% (US SOFR minus 0.14161%)	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(179,642)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(267,319)

	Total	$—			Total	$(267,319)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$1,539	$12,086	$1,537	5/11/63	300 bp — Monthly	$8
	CMBX NA BBB-.6 Index	BB/P	9,980	65,354	8,313	5/11/63	300 bp — Monthly	1,699
	CMBX NA BBB-.6 Index	BB/P	16,545	119,964	15,259	5/11/63	300 bp — Monthly	1,345
	CMBX NA BBB-.6 Index	BB/P	19,586	145,479	18,505	5/11/63	300 bp — Monthly	1,153
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	1,082,145	2,531,000	892,178	12/16/72	500 bp — Monthly	192,076
	CMBX NA BB.14 Index	BB-/P	6,907	63,000	20,929	12/16/72	500 bp — Monthly	(13,969)
	CMBX NA BB.6 Index	B/P	241,859	727,161	182,445	5/11/63	500 bp — Monthly	60,020
	CMBX NA BB.7 Index	B/P	681,831	1,721,082	541,108	1/17/47	500 bp — Monthly	142,157
	CMBX NA BB.9 Index	B-/P	152,279	362,000	142,664	9/17/58	500 bp — Monthly	9,917
	CMBX NA BBB-.11 Index	BBB-/P	25,830	123,000	18,179	11/18/54	300 bp — Monthly	7,712
	CMBX NA BBB-.16 Index	BBB-/P	80,697	355,000	59,818	4/17/65	300 bp — Monthly	21,057
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	63,938	358,309	112,652	1/17/47	500 bp — Monthly	(48,416)
	CMBX NA BBB-.7 Index	BB+/P	27,745	167,335	28,347	1/17/47	300 bp — Monthly	(518)
	CMBX NA BBB-.7 Index	BB+/P	138,664	894,362	151,505	1/17/47	300 bp — Monthly	(12,393)
	CMBX NA BBB-.7 Index	BB+/P	143,170	1,039,290	176,056	1/17/47	300 bp — Monthly	(32,366)
	Goldman Sachs International
	CMBX NA BB.6 Index	B/P	38,887	117,099	29,380	5/11/63	500 bp — Monthly	9,604
	CMBX NA BB.9 Index	B-/P	10,003	25,000	9,853	9/17/58	500 bp — Monthly	171
	CMBX NA BBB-.13 Index	BBB-/P	153,623	577,000	141,365	12/16/72	300 bp — Monthly	12,547
	CMBX NA BBB-.16 Index	BBB-/P	6,777	33,000	5,561	4/17/65	300 bp — Monthly	1,233
	CMBX NA BBB-.7 Index	BB+/P	89,468	349,926	59,278	1/17/47	300 bp — Monthly	30,365
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	17,251	215,000	87,097	5/11/63	500 bp — Monthly	(69,666)
	CMBX NA BB.6 Index	B/P	10,811	10,978	2,754	5/11/63	500 bp — Monthly	8,066
	CMBX NA BBB-.13 Index	BBB-/P	34,234	259,000	63,455	12/16/72	300 bp — Monthly	(29,091)
	CMBX NA BBB-.8 Index	B+/P	37,581	241,000	26,245	10/17/57	300 bp — Monthly	11,457
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	53,512	402,000	30,632	12/16/72	200 bp — Monthly	23,014
	CMBX NA A.13 Index	A-/P	52,396	402,000	30,632	12/16/72	200 bp — Monthly	21,897
	CMBX NA BB.6 Index	B/P	28,625	133,827	33,577	5/11/63	500 bp — Monthly	(4,840)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	163,951	481,463	120,799	5/11/63	500 bp — Monthly	43,553
	CMBX NA BBB-.15 Index	BBB-/P	7,084	26,000	4,355	11/18/64	300 bp — Monthly	2,742
	CMBX NA BBB-.16 Index	BBB-/P	7,729	34,000	5,729	4/17/65	300 bp — Monthly	2,017
	CMBX NA BBB-.9 Index	BB/P	2,330	24,000	4,140	9/17/58	300 bp — Monthly	(1,798)

Upfront premium received			3,406,977		Unrealized appreciation			603,810

Upfront premium (paid)			—		Unrealized (depreciation)			(213,057)

	Total		$3,406,977				Total	$390,753
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(884,510)	$1,906,000	$772,121	11/17/59	(500 bp) — Monthly	$(113,978)
	CMBX NA BB.8 Index	(155,013)	344,301	123,845	10/17/57	(500 bp) — Monthly	(31,455)
	CMBX NA BBB-.10 Index	(339,336)	1,129,000	228,284	11/17/59	(300 bp) — Monthly	(111,617)
	CMBX NA BBB-.12 Index	(517,352)	1,823,000	410,175	8/17/61	(300 bp) — Monthly	(108,089)
	CMBX NA BBB-.13 Index	(122,257)	427,000	104,615	12/16/72	(300 bp) — Monthly	(17,855)
	CMBX NA BBB-.6 Index	(143,487)	342,883	43,615	5/11/63	(300 bp) — Monthly	(100,044)
	CMBX NA BBB-.8 Index	(89,247)	462,000	50,312	10/17/57	(300 bp) — Monthly	(39,166)
	CMBX NA BBB-.9 Index	(12,539)	53,000	9,143	9/17/58	(300 bp) — Monthly	(3,423)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	245,491	11/17/59	(500 bp) — Monthly	164,131
	CMBX NA BB.10 Index	(71,945)	605,000	245,086	11/17/59	(500 bp) — Monthly	172,636
	CMBX NA BB.10 Index	(39,651)	319,000	129,227	11/17/59	(500 bp) — Monthly	89,310
	CMBX NA BB.7 Index	(54,048)	219,633	69,053	1/17/47	(500 bp) — Monthly	14,821
	CMBX NA BB.7 Index	(4,130)	122,326	30,692	5/11/63	(500 bp) — Monthly	26,459
	Goldman Sachs International
	CMBX NA BB.7 Index	(159,986)	419,776	131,978	1/17/47	(500 bp) — Monthly	(28,358)
	CMBX NA BB.8 Index	(54,713)	128,873	46,355	10/17/57	(500 bp) — Monthly	(8,465)
	CMBX NA BBB-.12 Index	(20,043)	76,000	17,100	8/17/61	(300 bp) — Monthly	(2,981)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(1,004,773)	1,538,180	483,604	1/17/47	(500 bp) — Monthly	(525,059)
	CMBX NA BBB-.11 Index	(13,547)	123,000	18,179	11/18/54	(300 bp) — Monthly	4,571
	CMBX NA BBB-.7 Index	(577,517)	1,172,777	198,668	1/17/47	(300 bp) — Monthly	(379,435)
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	236,578	11/17/59	(500 bp) — Monthly	202,862
	CMBX NA BB.9 Index	(78)	2,000	788	9/17/58	(500 bp) — Monthly	709
	CMBX NA BBB-.7 Index	(75,310)	438,123	74,218	1/17/47	(300 bp) — Monthly	(1,311)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(111,999)	236,000	95,604	11/17/59	(500 bp) — Monthly	(16,592)
	CMBX NA BB.7 Index	(166,907)	413,779	130,092	1/17/47	(500 bp) — Monthly	(37,160)
	CMBX NA BB.8 Index	(10,981)	24,043	8,648	10/17/57	(500 bp) — Monthly	(2,352)
	CMBX NA BB.9 Index	(163,057)	385,000	151,729	9/17/58	(500 bp) — Monthly	(11,649)
	CMBX NA BBB-.10 Index	(340,501)	1,053,000	212,917	11/17/59	(300 bp) — Monthly	(128,109)
	CMBX NA BBB-.12 Index	(318)	1,000	225	8/17/61	(300 bp) — Monthly	(94)
	CMBX NA BBB-.13 Index	(76,977)	242,000	59,290	12/16/72	(300 bp) — Monthly	(17,808)
	CMBX NA BBB-.7 Index	(107,078)	387,112	65,577	1/17/47	(300 bp) — Monthly	(41,695)

Upfront premium received		—			Unrealized appreciation		675,499

Upfront premium (paid)		(5,431,384)			Unrealized (depreciation)		(1,726,695)

	Total	$(5,431,384)				Total	$(1,051,196)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized depreciation
	CDX NA HY Series 42 Index	B+/P	$(1,594,929)	$23,489,000	$1,382,328	6/20/29	500 bp — Quarterly	$(125,455)

	Total		$(1,594,929)					$(125,455)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $358,762,815.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$—	$89,222,343	$89,222,343	$603,247	$—
	Putnam Government Money Market Fund Class P†	—	50,322,650	10,962,418	175,280	39,360,232
	Putnam Short Term Investment Fund Class P‡	36,793,801	12,870,764	20,005,395	1,479,362	29,659,170

	Total Short-term investments	$36,793,801	$152,415,757	$120,190,156	$2,257,889	$69,019,402
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $925,381.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,015,720.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $640,247.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.0
	France	1.8
	Mexico	1.0
	Brazil	0.9
	Canada	0.9
	Japan	0.7
	Colombia	0.6
	United Kingdom	0.5
	Other	7.6

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $4,080,022 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,951,829 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $923,652 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,015,720 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,365,983	$—
Convertible bonds and notes	—	10,060,484	—
Corporate bonds and notes	—	75,033,124	—
Foreign government and agency bonds and notes	—	30,668,075	—
Mortgage-backed securities	—	120,627,143	—
Senior loans	—	21,568,755	—
U.S. government and agency mortgage obligations	—	112,984,607	—
U.S. treasury obligations	—	230,786	—
Short-term investments	42,622,232	51,456,664	—

Totals by level	$42,622,232	$424,995,621	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$338,115	$—
Futures contracts	1,060,549	—	—
Forward premium swap option contracts	—	1,590,085	—
TBA sale commitments	—	(21,035,254)	—
Interest rate swap contracts	—	848,790	—
Total return swap contracts	—	(267,319)	—
Credit default contracts	—	2,833,438	—

Totals by level	$1,060,549	$(15,692,145)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$661,300,000
Written swap option contracts (contract amount)	$577,200,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$50,700,000
OTC interest rate swap contracts (notional)	$2,000,000
Centrally cleared interest rate swap contracts (notional)	$1,141,300,000
OTC total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$32,900,000
Centrally cleared credit default contracts (notional)	$16,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com